Summary of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	842,273
Vested	(985,264)
Forfeited	(296,786)
Ending Balance	2,094,533	2,534,310
Weighted Average Exercise Price
Beginning balance	$ 23.30
Granted	$ 22.01
Vested	$ 23.95
Forfeited	$ 23.60
Ending balance	$ 22.43	$ 23.30
Weighted Average Fair Value
Beginning balance	$ 9.11
Granted	$ 9.59	$ 8.20	$ 9.08
Vested	$ 9.04
Forfeited	$ 9.17
Ending Balance	$ 9.17	$ 9.11